Reclamation and closure cost obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	$ 119.2	$ 107.0
Reclamation expenditures	(9.8)	(6.8)
Unwinding of discount	2.2	1.7
Revisions to expected cash flows	48.4	25.4
Foreign exchange movement	0.2	1.8
Liabilities sold		(9.9)
Ending Balance	160.2	119.2
Less: current portion of closure costs (Note 7)	(5.6)	(5.7)
Non-current portion of closure costs	154.6	113.5
Rainy River
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	81.4	67.0
Reclamation expenditures	(3.6)	(1.2)
Unwinding of discount	1.6	1.0
Revisions to expected cash flows	30.0	12.9
Foreign exchange movement	0.0	1.7
Liabilities sold		0.0
Ending Balance	109.4	81.4
Less: current portion of closure costs (Note 7)	(4.2)	(2.5)
Non-current portion of closure costs	105.2	78.9
New Afton
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	34.2	18.0
Reclamation expenditures	0.0	0.0
Unwinding of discount	0.6	0.2
Revisions to expected cash flows	14.2	15.1
Foreign exchange movement	0.3	0.9
Liabilities sold		0.0
Ending Balance	49.3	34.2
Less: current portion of closure costs (Note 7)	0.0	0.0
Non-current portion of closure costs	49.3	34.2
Cerro San Pedro
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	3.6	12.6
Reclamation expenditures	(6.2)	(5.6)
Unwinding of discount	0.0	0.4
Revisions to expected cash flows	4.2	(3.4)
Foreign exchange movement	(0.1)	(0.4)
Liabilities sold		0.0
Ending Balance	1.5	3.6
Less: current portion of closure costs (Note 7)	(1.4)	(3.2)
Non-current portion of closure costs	0.1	0.4
Blackwater
RECLAMATION AND CLOSURE COST OBLIGATIONS
Beginning Balance	0.0	9.4
Reclamation expenditures	0.0	0.0
Unwinding of discount	0.0	0.1
Revisions to expected cash flows	0.0	0.8
Foreign exchange movement	0.0	(0.4)
Liabilities sold		(9.9)
Ending Balance	0.0	0.0
Less: current portion of closure costs (Note 7)	0.0	0.0
Non-current portion of closure costs	$ 0.0	$ 0.0